Segment and Geographic Data (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenue, Major Customer [Line Items]
Total Revenue	$ 110.9	$ 68.5	$ 213.1	$ 123.1
DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Number of operating segments | segment			1
Total Revenue					$ 293.3	$ 144.3
United States | DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Total Revenue					267.3	134.9
Rest of world | DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Total Revenue					$ 26.0	$ 9.4
Rest of world | DiscoverOrg Holdings | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)					9.00%	7.00%